FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended				7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of derivative warrant liabilities	$ (315,300)			$ (8,622,000)	$ (8,622,000)	$ (4,020,300)	$ (10,238,100)
Derivative warrant liabilities end Balance				$ 0	$ 0
Warranty liability	2,049,600					2,049,600	6,069,900
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities beginning Balance	1,122,900	$ 2,559,030	$ 2,895,900			2,895,900
Issuance of Public and Private Warrants							16,308,000
Transfer of Public Warrants to Level 1 measurement							8,625,000
Change in fair value of derivative warrant liabilities	177,300	1,436,130	336,870				(4,787,100)
Derivative warrant liabilities end Balance	$ 945,600	$ 1,122,900	$ 2,559,030			$ 945,600	$ 2,895,900